UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2022

Item 1.

Reports to Stockholders

Fidelity® High Income Central Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of February 28, 2022

(by issuer, excluding cash equivalents)	% of fund's net assets
Occidental Petroleum Corp.	2.5
Pacific Gas & Electric Co.	2.0
CCO Holdings LLC/CCO Holdings Capital Corp.	1.8
Sprint Capital Corp.	1.7
Mesquite Energy, Inc.	1.7
9.7

Top Five Market Sectors as of February 28, 2022

% of fund's net assets
Energy	17.0
Telecommunications	8.4
Healthcare	7.6
Utilities	6.5
Services	5.2

Quality Diversification (% of fund's net assets)

As of February 28, 2022
BBB	5.4%
BB	28.9%
B	40.6%
CCC,CC,C	13.2%
Not Rated	2.6%
Equities	6.8%
Short-Term Investments and Net Other Assets	2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022 *
Nonconvertible Bonds	83.9%
Convertible Bonds, Preferred Stocks	2.3%
Common Stocks	6.2%
Fixed-Income Funds	0.3%
Bank Loan Obligations	2.9%
Preferred Securities	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.5%

 * Foreign investments - 18.6%

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.6%
	Principal Amount	Value
Convertible Bonds - 2.3%
Broadcasting - 1.1%
DISH Network Corp.:
2.375% 3/15/24	$4,765,000	$4,533,898
3.375% 8/15/26	20,439,000	18,538,173
		23,072,071
Diversified Financial Services - 0.1%
New Cotai LLC 5% 2/24/27 (a)	1,526,251	1,526,251
Energy - 1.1%
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	1,687,240	9,111,096
Mesquite Energy, Inc. 15% 7/15/23 (a)(b)	2,913,114	14,186,865
		23,297,961

TOTAL CONVERTIBLE BONDS		47,896,283

Nonconvertible Bonds - 83.3%
Aerospace - 2.4%
Allegheny Technologies, Inc.:
4.875% 10/1/29	1,205,000	1,165,825
5.125% 10/1/31	845,000	821,763
5.875% 12/1/27	2,480,000	2,530,840
Bombardier, Inc.:
6% 2/15/28 (c)	3,615,000	3,452,361
7.125% 6/15/26 (c)	3,320,000	3,315,850
7.5% 12/1/24 (c)	4,520,000	4,678,200
7.5% 3/15/25 (c)	6,045,000	6,105,450
7.875% 4/15/27 (c)	9,105,000	9,157,581
Moog, Inc. 4.25% 12/15/27 (c)	735,000	720,572
TransDigm, Inc.:
5.5% 11/15/27	12,450,000	12,387,750
7.5% 3/15/27	5,250,000	5,427,188
Wolverine Escrow LLC 8.5% 11/15/24 (c)	1,611,000	1,372,089
		51,135,469
Air Transportation - 0.6%
Air Canada 3.875% 8/15/26 (c)	4,380,000	4,252,958
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (c)	2,190,000	2,217,375
United Airlines, Inc. 4.625% 4/15/29 (c)	2,980,000	2,906,975
Western Global Airlines LLC 10.375% 8/15/25 (c)	2,660,000	2,889,425
		12,266,733
Automotive - 0.1%
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,480,000	2,384,799
Automotive & Auto Parts - 1.9%
Dana, Inc.:
4.25% 9/1/30	1,400,000	1,334,802
5.625% 6/15/28	2,450,000	2,505,125
Ford Motor Co. 3.25% 2/12/32	4,510,000	4,253,516
Ford Motor Credit Co. LLC:
2.9% 2/16/28	2,000,000	1,893,800
5.125% 6/16/25	7,810,000	8,169,260
General Motors Financial Co., Inc. 4.25% 5/15/23	615,000	632,746
LCM Investments Holdings 4.875% 5/1/29 (c)	3,665,000	3,492,085
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)	1,770,000	1,701,413
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (c)	875,000	853,125
Real Hero Merger Sub 2 6.25% 2/1/29 (c)	685,000	645,613
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (c)(d)(e)	9,915,000	9,964,575
Thor Industries, Inc. 4% 10/15/29 (c)	3,220,000	2,938,250
Winnebago Industries, Inc. 6.25% 7/15/28 (c)	2,075,000	2,147,625
		40,531,935
Banks & Thrifts - 1.6%
Ally Financial, Inc.:
5.8% 5/1/25	20,000	21,643
8% 11/1/31	11,003,000	14,341,060
8% 11/1/31	5,273,000	6,945,768
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)	7,280,000	7,243,600
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (c)	4,250,000	4,044,045
		32,596,116
Broadcasting - 1.5%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (c)	2,590,000	2,691,424
7.75% 4/15/28 (c)	1,370,000	1,431,650
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	2,515,000	1,031,150
Gray Escrow II, Inc. 5.375% 11/15/31 (c)	2,970,000	2,859,100
iHeartCommunications, Inc. 9% 5/15/22 (a)(f)	780,000	0
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (c)	2,755,000	2,816,988
Scripps Escrow II, Inc.:
3.875% 1/15/29 (c)	2,170,000	2,033,594
5.375% 1/15/31 (c)	1,130,000	1,074,630
Scripps Escrow, Inc. 5.875% 7/15/27 (c)	2,215,000	2,210,692
Sirius XM Radio, Inc.:
4.125% 7/1/30 (c)	3,430,000	3,242,105
5% 8/1/27 (c)	5,295,000	5,366,668
Tegna, Inc. 5% 9/15/29	2,100,000	2,094,225
Univision Communications, Inc. 6.625% 6/1/27 (c)	5,150,000	5,356,000
		32,208,226
Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	505,000	508,767
Gypsum Management & Supply, Inc. 4.625% 5/1/29 (c)	2,170,000	2,024,610
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)	590,000	562,541
SRS Distribution, Inc.:
4.625% 7/1/28 (c)	1,825,000	1,749,719
6% 12/1/29 (c)	1,705,000	1,611,225
6.125% 7/1/29 (c)	1,005,000	960,237
Victors Merger Corp. 6.375% 5/15/29 (c)	3,465,000	3,000,326
		10,417,425
Cable/Satellite TV - 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (c)	3,730,000	3,429,362
4.5% 8/15/30 (c)	3,095,000	2,980,733
4.5% 6/1/33 (c)	4,415,000	4,139,063
4.75% 3/1/30 (c)	5,200,000	5,106,322
5% 2/1/28 (c)	12,055,000	12,128,475
5.125% 5/1/27 (c)	8,920,000	9,009,200
CSC Holdings LLC:
3.375% 2/15/31 (c)	3,305,000	2,815,488
4.125% 12/1/30 (c)	2,590,000	2,325,613
4.5% 11/15/31 (c)	2,175,000	1,979,250
4.625% 12/1/30 (c)	5,895,000	4,912,760
5% 11/15/31 (c)	2,290,000	1,906,425
5.375% 2/1/28 (c)	4,625,000	4,494,922
5.75% 1/15/30 (c)	3,690,000	3,262,846
5.875% 9/15/22	805,000	816,069
7.5% 4/1/28 (c)	4,545,000	4,538,273
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (c)	2,505,000	2,504,148
DISH DBS Corp.:
5.25% 12/1/26 (c)	1,465,000	1,436,158
5.75% 12/1/28 (c)	1,465,000	1,400,906
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	6,820,000	6,516,476
6.5% 9/15/28 (c)	5,050,000	4,797,500
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	8,600,000	8,514,000
VZ Secured Financing BV 5% 1/15/32 (c)	6,990,000	6,675,450
Ziggo Bond Co. BV:
5.125% 2/28/30 (c)	1,155,000	1,077,038
6% 1/15/27 (c)	4,760,000	4,819,500
Ziggo BV 4.875% 1/15/30 (c)	1,730,000	1,650,299
		103,236,276
Chemicals - 2.9%
Avient Corp. 5.75% 5/15/25 (c)	1,970,000	2,021,713
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	2,445,000	2,451,113
CF Industries Holdings, Inc.:
5.15% 3/15/34	2,585,000	2,892,602
5.375% 3/15/44	4,565,000	5,143,203
CVR Partners LP 6.125% 6/15/28 (c)	3,010,000	3,028,813
GrafTech Finance, Inc. 4.625% 12/15/28 (c)	2,290,000	2,225,308
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (c)(d)	5,905,000	5,949,288
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)	535,000	482,838
7% 12/31/27 (c)	680,000	575,416
LSB Industries, Inc. 6.25% 10/15/28 (c)	270,000	271,350
NOVA Chemicals Corp. 4.25% 5/15/29 (c)	2,650,000	2,483,263
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (c)	2,630,000	2,491,925
6.625% 5/1/29 (c)	1,755,000	1,649,700
The Chemours Co. LLC:
4.625% 11/15/29 (c)	2,245,000	2,079,431
5.375% 5/15/27	10,220,000	10,256,843
5.75% 11/15/28 (c)	6,595,000	6,482,687
Tronox, Inc. 4.625% 3/15/29 (c)	2,210,000	2,087,400
Valvoline, Inc. 4.25% 2/15/30 (c)	1,600,000	1,515,128
W.R. Grace Holding LLC:
4.875% 6/15/27 (c)	3,255,000	3,251,810
5.625% 8/15/29 (c)	2,375,000	2,274,063
		59,613,894
Consumer Products - 1.0%
Central Garden & Pet Co. 4.125% 10/15/30	1,675,000	1,590,915
Diamond BC BV 4.625% 10/1/29 (c)	1,145,000	1,042,190
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (c)	1,775,000	1,668,571
Gannett Holdings LLC 6% 11/1/26 (c)	1,390,000	1,383,050
Mattel, Inc. 3.375% 4/1/26 (c)	745,000	739,860
Michaels Companies, Inc.:
5.25% 5/1/28 (c)	2,370,000	2,215,950
7.875% 5/1/29 (c)	3,590,000	3,141,250
Tempur Sealy International, Inc.:
3.875% 10/15/31 (c)	2,515,000	2,259,363
4% 4/15/29 (c)	2,345,000	2,209,975
The Scotts Miracle-Gro Co. 4% 4/1/31	1,495,000	1,371,663
TKC Holdings, Inc. 10.5% 5/15/29 (c)	2,545,000	2,608,625
		20,231,412
Containers - 1.0%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (c)(d)	2,525,000	2,417,890
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 5.25% 8/15/27 (c)	7,225,000	6,867,819
Berry Global, Inc.:
4.5% 2/15/26 (c)	2,134,000	2,138,268
4.875% 7/15/26 (c)	1,355,000	1,373,767
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (c)	2,080,000	2,084,534
7.875% 7/15/26 (c)	275,000	283,594
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	1,430,000	1,376,375
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)	1,185,000	1,129,157
OI European Group BV 4.75% 2/15/30 (c)	2,835,000	2,714,484
Trivium Packaging Finance BV 5.5% 8/15/26 (c)	1,510,000	1,524,028
		21,909,916
Diversified Financial Services - 2.8%
Altice France Holding SA 10.5% 5/15/27 (c)	4,240,000	4,439,280
Coinbase Global, Inc.:
3.375% 10/1/28 (c)	9,445,000	8,605,717
3.625% 10/1/31 (c)	6,085,000	5,359,516
Diamond Sports Group LLC/Diamond Sports Finance Co. 6.625% 8/15/27 (c)	3,500,000	840,000
FLY Leasing Ltd. 7% 10/15/24 (c)	7,485,000	7,178,583
Hightower Holding LLC 6.75% 4/15/29 (c)	970,000	970,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	2,200,000	2,194,500
5.25% 5/15/27	5,970,000	5,925,225
6.375% 12/15/25	1,740,000	1,753,877
MSCI, Inc. 4% 11/15/29 (c)	5,785,000	5,816,123
OneMain Finance Corp.:
7.125% 3/15/26	3,460,000	3,750,640
8.875% 6/1/25	3,325,000	3,507,875
PRA Group, Inc. 5% 10/1/29 (c)	7,620,000	7,391,400
		57,732,736
Diversified Media - 1.7%
Allen Media LLC 10.5% 2/15/28 (c)	6,230,000	6,188,944
Lamar Media Corp. 4.875% 1/15/29	1,980,000	1,984,950
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (c)	1,645,000	1,657,584
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (c)	2,530,000	2,444,878
5.875% 10/1/30 (c)	2,530,000	2,450,204
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	3,285,000	3,367,125
Twitter, Inc. 5% 3/1/30 (c)	17,170,000	17,255,850
		35,349,535
Energy - 11.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (c)	2,220,000	2,253,300
Apache Corp. 4.625% 11/15/25	2,475,000	2,555,438
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (c)	2,475,000	2,475,000
6.875% 4/1/27 (c)	700,000	718,578
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	1,235,000	1,188,688
California Resources Corp. 7.125% 2/1/26 (c)	3,735,000	3,884,400
Cheniere Energy, Inc. 4.625% 10/15/28	3,250,000	3,320,395
Citgo Holding, Inc. 9.25% 8/1/24 (c)	2,625,000	2,638,125
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	2,610,000	2,589,903
7% 6/15/25 (c)	6,180,000	6,180,000
CNX Resources Corp. 6% 1/15/29 (c)	1,185,000	1,210,122
Colgate Energy Partners III LLC 5.875% 7/1/29 (c)	2,610,000	2,686,421
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	1,595,000	1,543,059
6.75% 3/1/29 (c)	3,485,000	3,546,162
7.5% 5/15/25 (c)	2,725,000	2,787,239
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	1,045,000	1,051,531
6% 2/1/29 (c)	7,210,000	7,266,743
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)	830,000	844,525
CVR Energy, Inc.:
5.25% 2/15/25 (c)	4,990,000	4,830,470
5.75% 2/15/28 (c)	4,990,000	4,703,075
DCP Midstream Operating LP 5.85% 5/21/43 (c)(d)	3,410,000	3,171,300
Delek Logistics Partners LP 7.125% 6/1/28 (c)	1,520,000	1,486,119
DT Midstream, Inc.:
4.125% 6/15/29 (c)	2,545,000	2,455,925
4.375% 6/15/31 (c)	2,545,000	2,485,956
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (c)	4,185,000	4,334,363
6.625% 7/15/25 (c)	2,455,000	2,565,696
EnLink Midstream LLC 5.625% 1/15/28 (c)	1,060,000	1,070,600
EQT Corp.:
3.125% 5/15/26 (c)	1,720,000	1,691,715
3.625% 5/15/31 (c)	1,720,000	1,672,700
5% 1/15/29	2,500,000	2,637,500
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	888,465
Harvest Midstream I LP 7.5% 9/1/28 (c)	5,565,000	5,616,755
Hess Midstream Partners LP:
4.25% 2/15/30 (c)	1,560,000	1,505,899
5.125% 6/15/28 (c)	2,905,000	2,966,978
5.625% 2/15/26 (c)	6,900,000	7,072,500
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (c)	2,685,000	1,500,244
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (c)	7,410,000	6,835,725
MEG Energy Corp. 5.875% 2/1/29 (c)	4,235,000	4,281,204
Nabors Industries, Inc. 5.75% 2/1/25	4,196,000	4,028,160
Neptune Energy Bondco PLC 6.625% 5/15/25 (c)	1,065,000	1,075,384
New Fortress Energy, Inc. 6.75% 9/15/25 (c)	2,500,000	2,403,100
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	7,325,000	7,355,216
Nine Energy Service, Inc. 8.75% 11/1/23 (c)	600,000	255,000
Northern Oil & Gas, Inc. 8.125% 3/1/28 (c)	3,455,000	3,630,946
Occidental Petroleum Corp.:
4.3% 8/15/39	880,000	831,600
4.4% 4/15/46	1,750,000	1,662,465
4.5% 7/15/44	815,000	770,175
5.875% 9/1/25	1,665,000	1,785,713
6.125% 1/1/31	4,345,000	4,940,700
6.2% 3/15/40	980,000	1,090,529
6.375% 9/1/28	2,500,000	2,825,000
6.45% 9/15/36	1,717,000	2,021,768
6.6% 3/15/46	2,590,000	3,095,050
6.625% 9/1/30	8,330,000	9,693,329
6.95% 7/1/24	2,770,000	3,005,450
7.5% 5/1/31	10,215,000	12,385,688
8.875% 7/15/30	6,715,000	8,682,495
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	5,755,000	4,210,531
7.25% 6/15/25	2,085,000	1,751,400
9.25% 5/15/25 (c)	6,375,000	6,438,750
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,935,000	3,915,325
SM Energy Co.:
6.5% 7/15/28	920,000	943,000
6.625% 1/15/27	1,145,000	1,162,278
6.75% 9/15/26	805,000	813,050
Southwestern Energy Co.:
4.75% 2/1/32	2,135,000	2,123,087
5.375% 2/1/29	4,415,000	4,542,020
8.375% 9/15/28	2,500,000	2,728,125
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	3,905,000	3,978,219
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	2,280,000	2,184,924
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (c)	2,370,000	2,282,689
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.5% 7/15/27	1,275,000	1,351,500
6.875% 1/15/29	2,255,000	2,454,365
Transocean Sentry Ltd. 5.375% 5/15/23 (c)	2,253,695	2,174,815
Tullow Oil PLC 10.25% 5/15/26 (c)	7,345,000	7,124,650
Valaris Ltd. 8.25% 4/30/28 pay-in-kind (d)	660,000	688,182
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)	2,220,000	2,173,269
4.125% 8/15/31 (c)	2,220,000	2,197,800
Viper Energy Partners LP 5.375% 11/1/27 (c)	1,105,000	1,133,730
		240,422,295
Environmental - 0.5%
Covanta Holding Corp. 4.875% 12/1/29 (c)	1,355,000	1,296,577
Darling Ingredients, Inc. 5.25% 4/15/27 (c)	2,760,000	2,808,466
Madison IAQ LLC:
4.125% 6/30/28 (c)	1,795,000	1,698,043
5.875% 6/30/29 (c)	2,775,000	2,518,313
Stericycle, Inc. 3.875% 1/15/29 (c)	1,645,000	1,531,906
		9,853,305
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	1,655,000	1,539,150
4.625% 1/15/27 (c)	4,615,000	4,635,248
4.875% 2/15/30 (c)	6,890,000	6,907,225
Emergent BioSolutions, Inc. 3.875% 8/15/28 (c)	1,605,000	1,435,689
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	960,000	890,400
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)	2,200,000	2,266,000
		17,673,712
Food/Beverage/Tobacco - 2.7%
C&S Group Enterprises LLC 5% 12/15/28 (c)	1,905,000	1,657,350
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (c)	1,465,000	1,411,029
7.5% 4/15/25 (c)	450,000	447,750
Del Monte Foods, Inc. 11.875% 5/15/25 (c)	3,785,000	4,183,825
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (c)	6,150,000	6,472,937
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	4,395,000	4,541,024
6.5% 4/15/29 (c)	3,640,000	3,862,950
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)	1,702,000	1,799,865
Kraft Heinz Foods Co.:
4.375% 6/1/46	645,000	661,125
4.875% 10/1/49	3,225,000	3,571,688
5.5% 6/1/50	855,000	1,023,863
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (c)	2,290,000	2,215,575
Performance Food Group, Inc.:
4.25% 8/1/29 (c)	1,350,000	1,287,900
5.5% 10/15/27 (c)	5,775,000	5,876,063
6.875% 5/1/25 (c)	995,000	1,031,069
Pilgrim's Pride Corp. 4.25% 4/15/31 (c)	3,045,000	2,941,242
Post Holdings, Inc.:
4.625% 4/15/30 (c)	3,690,000	3,473,987
5.75% 3/1/27 (c)	800,000	808,400
Simmons Foods, Inc. 4.625% 3/1/29 (c)	1,455,000	1,347,825
TreeHouse Foods, Inc. 4% 9/1/28	860,000	784,750
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	1,080,000	995,090
U.S. Foods, Inc.:
4.625% 6/1/30 (c)	1,110,000	1,079,342
4.75% 2/15/29 (c)	3,100,000	3,066,520
United Natural Foods, Inc. 6.75% 10/15/28 (c)	1,810,000	1,871,088
		56,412,257
Gaming - 3.1%
Affinity Gaming LLC 6.875% 12/15/27 (c)	890,000	876,650
Boyd Gaming Corp. 8.625% 6/1/25 (c)	3,034,000	3,193,285
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)	2,860,000	2,713,425
8.125% 7/1/27 (c)	12,765,000	13,760,415
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (c)	2,925,000	2,800,688
6.75% 1/15/30 (c)	5,120,000	4,873,907
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	935,000	960,713
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)	1,245,000	1,249,669
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,397,191
4.625% 6/15/25 (c)	5,180,000	5,335,400
MGM Resorts International:
6.75% 5/1/25	3,350,000	3,467,250
7.75% 3/15/22	660,000	661,386
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (c)	3,010,000	3,332,612
Station Casinos LLC 4.625% 12/1/31 (c)	3,685,000	3,473,113
Studio City Finance Ltd. 6.5% 1/15/28 (c)	5,015,000	4,388,125
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (c)	3,915,000	3,866,063
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (c)	4,675,000	4,880,233
		64,230,125
Healthcare - 7.4%
AHP Health Partners, Inc. 5.75% 7/15/29 (c)	2,665,000	2,519,384
Akumin, Inc. 7% 11/1/25 (c)	4,155,000	3,625,238
Avantor Funding, Inc.:
3.875% 11/1/29 (c)	2,290,000	2,203,690
4.625% 7/15/28 (c)	3,345,000	3,395,175
Bausch Health Companies, Inc.:
7.25% 5/30/29 (c)	1,055,000	923,083
9% 12/15/25 (c)	1,775,000	1,830,469
Catalent Pharma Solutions 5% 7/15/27 (c)	825,000	842,993
Centene Corp.:
3.375% 2/15/30	2,690,000	2,580,974
4.25% 12/15/27	3,475,000	3,557,184
4.625% 12/15/29	3,825,000	3,939,750
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	740,000	711,288
4% 3/15/31 (c)	2,080,000	1,991,600
4.25% 5/1/28 (c)	735,000	728,569
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	2,885,000	2,715,506
5.25% 5/15/30 (c)	4,900,000	4,746,189
5.625% 3/15/27 (c)	2,430,000	2,449,926
6% 1/15/29 (c)	2,415,000	2,418,019
6.125% 4/1/30 (c)	5,840,000	5,431,200
6.875% 4/15/29 (c)	2,815,000	2,729,706
8% 3/15/26 (c)	12,925,000	13,409,688
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (c)	2,495,000	2,279,806
4.625% 6/1/30 (c)	6,965,000	6,677,694
Encompass Health Corp. 5.75% 9/15/25	4,660,000	4,718,250
Grifols Escrow Issuer SA 4.75% 10/15/28 (c)	1,085,000	1,022,613
HCA Holdings, Inc.:
5.875% 5/1/23	1,150,000	1,196,000
5.875% 2/1/29	1,355,000	1,514,213
HealthEquity, Inc. 4.5% 10/1/29 (c)	1,005,000	956,609
Hologic, Inc. 3.25% 2/15/29 (c)	2,525,000	2,392,438
IQVIA, Inc.:
5% 10/15/26 (c)	1,750,000	1,786,015
5% 5/15/27 (c)	1,385,000	1,416,758
Jazz Securities DAC 4.375% 1/15/29 (c)	1,980,000	1,961,111
Minerva Merger Sub, Inc. 6.5% 2/15/30 (c)	8,510,000	8,192,747
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)	2,430,000	2,387,475
3.875% 5/15/32 (c)	3,315,000	3,247,689
4.375% 6/15/28 (c)	1,835,000	1,832,706
Mozart Debt Merger Sub, Inc. 3.875% 4/1/29 (c)	4,435,000	4,208,083
Option Care Health, Inc. 4.375% 10/31/29 (c)	1,060,000	1,022,900
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	3,005,000	2,955,748
5.125% 4/30/31 (c)	2,995,000	2,989,819
Ortho-Clinical Diagnostics, Inc.:
7.25% 2/1/28 (c)	609,000	636,405
7.375% 6/1/25 (c)	1,296,000	1,338,379
Radiology Partners, Inc. 9.25% 2/1/28 (c)	5,385,000	5,371,538
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	2,295,000	2,243,363
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (c)	250,000	248,750
10% 4/15/27 (c)	3,010,000	3,171,035
Tenet Healthcare Corp.:
4.25% 6/1/29 (c)	6,200,000	5,984,240
4.375% 1/15/30 (c)	6,565,000	6,336,735
6.125% 10/1/28 (c)	10,860,000	11,001,180
6.875% 11/15/31	330,000	352,351
Valeant Pharmaceuticals International, Inc. 9.25% 4/1/26 (c)	2,030,000	2,098,939
Vizient, Inc. 6.25% 5/15/27 (c)	680,000	704,650
		154,995,870
Homebuilders/Real Estate - 1.7%
Arcosa, Inc. 4.375% 4/15/29 (c)	1,425,000	1,350,188
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (c)	1,380,000	1,311,000
6.625% 1/15/28 (c)	40,000	41,100
Kennedy-Wilson, Inc.:
4.75% 3/1/29	2,190,000	2,138,951
5% 3/1/31	2,190,000	2,125,012
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	5,005,000	5,114,134
New Home Co., Inc. 7.25% 10/15/25 (c)	1,685,000	1,672,363
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (c)	1,225,000	1,211,219
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (c)	3,620,000	3,449,860
Starwood Property Trust, Inc. 4.75% 3/15/25	2,420,000	2,445,173
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (c)	2,945,000	3,070,163
TRI Pointe Homes, Inc. 5.7% 6/15/28	795,000	800,966
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)	2,035,000	1,937,045
6.5% 2/15/29 (c)	3,300,000	3,058,341
VICI Properties, Inc.:
3.75% 2/15/27 (c)	1,965,000	1,950,263
4.125% 8/15/30 (c)	2,575,000	2,555,688
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)	1,185,000	1,127,184
		35,358,650
Hotels - 0.6%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)	1,470,000	1,397,382
3.75% 5/1/29 (c)	1,650,000	1,592,250
4% 5/1/31 (c)	1,650,000	1,612,735
5.375% 5/1/25 (c)	3,525,000	3,634,522
Lindblad Expeditions LLC 6.75% 2/15/27 (c)	2,120,000	2,130,600
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (c)	2,365,000	2,240,838
		12,608,327
Insurance - 1.5%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (c)	9,401,000	9,364,336
10.125% 8/1/26 (c)	2,450,000	2,595,138
Alliant Holdings Intermediate LLC:
5.875% 11/1/29 (c)	3,030,000	2,860,472
6.75% 10/15/27 (c)	9,895,000	9,672,363
AmWINS Group, Inc. 4.875% 6/30/29 (c)	1,400,000	1,333,500
AssuredPartners, Inc. 5.625% 1/15/29 (c)	1,445,000	1,329,111
HUB International Ltd. 7% 5/1/26 (c)	1,395,000	1,404,347
USI, Inc. 6.875% 5/1/25 (c)	3,250,000	3,263,683
		31,822,950
Leisure - 1.8%
Carnival Corp.:
5.75% 3/1/27 (c)	5,135,000	4,993,788
9.875% 8/1/27 (c)	4,130,000	4,635,925
10.5% 2/1/26 (c)	2,400,000	2,694,000
NCL Corp. Ltd.:
5.875% 3/15/26 (c)	735,000	707,438
5.875% 2/15/27 (c)	2,890,000	2,888,338
7.75% 2/15/29 (c)	2,575,000	2,651,735
NCL Finance Ltd. 6.125% 3/15/28 (c)	910,000	878,150
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (c)	4,375,000	4,145,313
5.375% 7/15/27 (c)	1,975,000	1,940,161
5.5% 8/31/26 (c)	4,495,000	4,473,761
11.5% 6/1/25 (c)	1,196,000	1,317,095
Studio City Co. Ltd. 7% 2/15/27 (c)	2,315,000	2,284,442
Vail Resorts, Inc. 6.25% 5/15/25 (c)	1,435,000	1,478,050
Viking Cruises Ltd. 13% 5/15/25 (c)	2,135,000	2,372,519
		37,460,715
Metals/Mining - 2.2%
Alcoa Nederland Holding BV 4.125% 3/31/29 (c)	2,670,000	2,678,205
Alpha Natural Resources, Inc. 9.75% 4/15/18 (a)(f)	1,099,000	0
Arconic Corp. 6% 5/15/25 (c)	1,520,000	1,565,600
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (c)	1,465,000	1,413,725
4.875% 3/1/31 (c)	1,465,000	1,430,426
Constellium NV 5.875% 2/15/26 (c)	990,000	1,002,375
ERO Copper Corp. 6.5% 2/15/30 (c)	7,425,000	7,184,579
First Quantum Minerals Ltd.:
6.875% 3/1/26 (c)	5,275,000	5,424,348
6.875% 10/15/27 (c)	8,465,000	8,959,102
7.5% 4/1/25 (c)	2,320,000	2,367,125
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (c)	1,615,000	1,567,035
5.125% 5/15/24 (c)	770,000	791,344
Freeport-McMoRan, Inc. 4.625% 8/1/30	2,510,000	2,591,173
Howmet Aerospace, Inc. 5.95% 2/1/37	1,505,000	1,665,087
HudBay Minerals, Inc. 6.125% 4/1/29 (c)	4,755,000	4,861,988
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (c)	1,411,000	1,526,377
		45,028,489
Paper - 0.5%
Berry Global, Inc. 5.625% 7/15/27 (c)	1,110,000	1,137,306
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (c)	3,315,000	3,418,097
Intertape Polymer Group, Inc. 4.375% 6/15/29 (c)	1,430,000	1,355,283
Mercer International, Inc. 5.125% 2/1/29	2,220,000	2,170,899
SPA Holdings 3 OY 4.875% 2/4/28 (c)	1,770,000	1,671,765
		9,753,350
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (c)	1,170,000	1,187,550
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)	7,635,000	7,052,831
CEC Entertainment LLC 6.75% 5/1/26 (c)	2,250,000	2,141,145
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (c)	1,325,000	1,357,396
Papa John's International, Inc. 3.875% 9/15/29 (c)	870,000	809,100
Yum! Brands, Inc.:
4.625% 1/31/32	2,585,000	2,533,300
7.75% 4/1/25 (c)	785,000	817,931
		14,711,703
Services - 4.5%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)	8,760,000	7,835,207
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (c)	1,050,000	976,500
Aramark Services, Inc. 6.375% 5/1/25 (c)	3,410,000	3,531,055
ASGN, Inc. 4.625% 5/15/28 (c)	5,875,000	5,801,563
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (c)	1,328,000	1,242,649
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (c)	1,470,000	1,446,083
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (c)	2,405,000	2,354,086
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	15,565,000	14,280,888
CoreCivic, Inc.:
4.625% 5/1/23	255,000	255,056
8.25% 4/15/26	3,735,000	3,791,025
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	9,979,000	10,102,490
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)	4,110,000	3,846,097
Hertz Corp.:
4.625% 12/1/26 (c)	1,680,000	1,600,200
5% 12/1/29 (c)	2,190,000	2,042,832
5.5% 10/15/24 (a)(c)(f)	3,155,000	3,944
6% 1/15/28 (a)(c)(f)	3,900,000	229,125
6.25% 10/15/22 (a)(f)	2,880,000	3,600
7.125% 8/1/26 (a)(c)(f)	3,980,000	228,850
IHS Markit Ltd.:
4% 3/1/26 (c)	400,000	424,343
4.75% 2/15/25 (c)	955,000	1,014,822
5% 11/1/22 (c)	200,000	203,325
KAR Auction Services, Inc. 5.125% 6/1/25 (c)	810,000	820,222
Sabre GLBL, Inc. 7.375% 9/1/25 (c)	2,500,000	2,591,138
Service Corp. International 5.125% 6/1/29	1,845,000	1,891,125
Sotheby's 7.375% 10/15/27 (c)	3,160,000	3,290,540
The GEO Group, Inc.:
5.125% 4/1/23	1,665,000	1,581,750
5.875% 10/15/24	685,000	602,800
6% 4/15/26	6,055,000	4,995,375
Uber Technologies, Inc.:
4.5% 8/15/29 (c)	12,875,000	12,325,881
6.25% 1/15/28 (c)	2,145,000	2,188,694
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	1,640,000	1,653,104
		93,154,369
Steel - 0.4%
Commercial Metals Co. 3.875% 2/15/31	1,125,000	1,052,516
Infrabuild Australia Pty Ltd. 12% 10/1/24 (c)	5,780,000	5,895,600
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)	690,000	665,850
		7,613,966
Super Retail - 1.7%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	681,000	669,307
4.625% 11/15/29 (c)	1,520,000	1,482,000
4.75% 3/1/30	680,000	659,600
5% 2/15/32 (c)	1,520,000	1,475,449
Bath & Body Works, Inc. 6.625% 10/1/30 (c)	5,045,000	5,461,414
Carvana Co.:
4.875% 9/1/29 (c)	3,620,000	3,018,030
5.5% 4/15/27 (c)	3,045,000	2,720,829
5.875% 10/1/28 (c)	2,505,000	2,235,713
EG Global Finance PLC:
6.75% 2/7/25 (c)	12,050,000	12,050,000
8.5% 10/30/25 (c)	2,520,000	2,545,200
Gap, Inc.:
3.625% 10/1/29 (c)	1,520,000	1,376,360
3.875% 10/1/31 (c)	2,595,000	2,325,600
		36,019,502
Technology - 4.2%
Arches Buyer, Inc.:
4.25% 6/1/28 (c)	1,580,000	1,496,260
6.125% 12/1/28 (c)	555,000	521,700
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	2,675,000	2,532,235
Block, Inc.:
2.75% 6/1/26 (c)	2,555,000	2,478,350
3.5% 6/1/31 (c)	2,555,000	2,399,247
CA Magnum Holdings 5.375% (c)(g)	770,000	770,963
Camelot Finance SA 4.5% 11/1/26 (c)	2,285,000	2,287,171
CDK Global, Inc.:
4.875% 6/1/27	460,000	471,063
5.25% 5/15/29 (c)	1,305,000	1,337,625
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,960,000	2,915,600
Elastic NV 4.125% 7/15/29 (c)	1,275,000	1,169,813
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (c)	2,235,000	2,274,113
II-VI, Inc. 5% 12/15/29 (c)	1,385,000	1,383,504
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)	2,530,000	2,485,725
Match Group Holdings II LLC:
4.125% 8/1/30 (c)	2,335,000	2,260,233
5% 12/15/27 (c)	1,235,000	1,235,000
5.625% 2/15/29 (c)	2,035,000	2,110,702
MicroStrategy, Inc. 6.125% 6/15/28 (c)	5,985,000	5,745,600
NCR Corp. 5.125% 4/15/29 (c)	1,775,000	1,755,031
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	1,450,000	1,530,606
NortonLifeLock, Inc. 5% 4/15/25 (c)	6,075,000	6,077,916
Nuance Communications, Inc. 5.625% 12/15/26	1,035,000	1,063,659
onsemi 3.875% 9/1/28 (c)	3,110,000	3,082,788
Open Text Corp. 3.875% 12/1/29 (c)	2,200,000	2,076,305
Open Text Holdings, Inc.:
4.125% 2/15/30 (c)	3,095,000	2,963,463
4.125% 12/1/31 (c)	2,200,000	2,090,000
Qorvo, Inc. 4.375% 10/15/29	5,505,000	5,566,931
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	1,430,000	1,283,425
Roblox Corp. 3.875% 5/1/30(c)	6,055,000	5,757,548
Sensata Technologies BV 4% 4/15/29 (c)	2,480,000	2,380,800
Synaptics, Inc. 4% 6/15/29 (c)	1,210,000	1,166,452
TTM Technologies, Inc. 4% 3/1/29 (c)	2,215,000	2,043,338
Twilio, Inc.:
3.625% 3/15/29	1,725,000	1,648,341
3.875% 3/15/31	1,805,000	1,694,669
Uber Technologies, Inc.:
7.5% 5/15/25 (c)	5,010,000	5,211,653
7.5% 9/15/27 (c)	2,765,000	2,955,094
Unisys Corp. 6.875% 11/1/27 (c)	1,425,000	1,499,813
		87,722,736
Telecommunications - 8.0%
Altice Financing SA:
5% 1/15/28 (c)	2,375,000	2,140,041
5.75% 8/15/29 (c)	7,480,000	6,816,150
Altice France SA:
5.125% 1/15/29 (c)	2,270,000	2,060,025
5.125% 7/15/29 (c)	4,510,000	4,081,550
5.5% 1/15/28 (c)	4,825,000	4,511,375
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	9,965,000	10,288,663
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	1,280,000	1,201,139
5.625% 9/15/28 (c)	1,010,000	914,050
Cogent Communications Group, Inc. 3.5% 5/1/26 (c)	1,700,000	1,644,750
Consolidated Communications, Inc. 5% 10/1/28 (c)	1,320,000	1,250,700
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	2,480,000	2,407,460
5.875% 10/15/27 (c)	2,440,000	2,474,502
5.875% 11/1/29	615,475	566,237
6% 1/15/30 (c)	3,035,000	2,827,103
6.75% 5/1/29 (c)	2,795,000	2,713,372
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (a)(f)	7,570,000	1
6.5% 3/15/30 (c)	10,625,000	10,810,938
8.5% 10/15/24 (a)(c)(f)	2,965,000	0
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)	2,520,000	2,421,720
6.75% 10/15/27 (c)	4,724,000	4,806,670
Level 3 Financing, Inc.:
3.75% 7/15/29 (c)	3,850,000	3,433,892
4.25% 7/1/28 (c)	3,420,000	3,157,994
4.625% 9/15/27 (c)	7,220,000	6,967,300
Lumen Technologies, Inc.:
4% 2/15/27 (c)	4,225,000	4,020,383
5.125% 12/15/26 (c)	5,000,000	4,651,825
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (c)	1,700,000	1,580,252
6% 2/15/28 (c)	790,000	691,250
Sable International Finance Ltd. 5.75% 9/7/27 (c)	4,895,000	4,995,959
Sabre GLBL, Inc. 9.25% 4/15/25 (c)	1,820,000	2,052,523
SBA Communications Corp. 3.875% 2/15/27	9,320,000	9,303,876
Sprint Capital Corp. 8.75% 3/15/32	26,030,000	36,116,589
Telecom Italia SpA 5.303% 5/30/24 (c)	2,020,000	2,078,913
Telesat Canada/Telesat LLC 6.5% 10/15/27 (c)	1,735,000	867,500
Uniti Group, Inc. 6% 1/15/30 (c)	6,860,000	6,132,223
Windstream Escrow LLC 7.75% 8/15/28 (c)	10,615,000	10,714,781
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	3,835,000	3,645,935
6.125% 3/1/28 (c)	2,115,000	1,965,321
		166,312,962
Textiles/Apparel - 0.2%
Crocs, Inc.:
4.125% 8/15/31 (c)	2,540,000	2,165,350
4.25% 3/15/29 (c)	1,490,000	1,318,650
Victoria's Secret & Co. 4.625% 7/15/29 (c)	1,665,000	1,565,100
		5,049,100
Transportation Ex Air/Rail - 0.6%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (c)	9,000	9,208
4.375% 5/1/26 (c)	7,000	7,208
Navios Maritime Holdings, Inc. 11.25% 8/15/22 (c)	460,000	458,275
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (c)	5,110,000	5,368,694
Seaspan Corp.:
5.5% 8/1/29 (c)	3,695,000	3,519,488
6.5% 4/29/26 (c)	2,100,000	2,173,500
		11,536,373
Utilities - 5.7%
Clearway Energy Operating LLC 4.75% 3/15/28 (c)	5,885,000	5,915,278
DPL, Inc. 4.35% 4/15/29	9,480,000	9,243,000
InterGen NV 7% 6/30/23 (c)	30,215,000	29,588,039
NRG Energy, Inc.:
3.875% 2/15/32 (c)	1,470,000	1,363,013
5.25% 6/15/29 (c)	3,050,000	3,111,000
6.625% 1/15/27	891,000	920,840
Pacific Gas & Electric Co.:
3.75% 8/15/42	350,000	298,980
3.95% 12/1/47	2,495,000	2,173,509
4.55% 7/1/30	16,150,000	16,589,316
4.95% 7/1/50	23,225,000	23,005,850
PG&E Corp.:
5% 7/1/28	3,405,000	3,370,950
5.25% 7/1/30	9,430,000	9,367,102
Pike Corp. 5.5% 9/1/28 (c)	6,330,000	6,092,625
TerraForm Global, Inc. 6.125% 3/1/26 (c)	2,450,000	2,443,875
Vertiv Group Corp. 4.125% 11/15/28 (c)	3,055,000	2,802,963
Vistra Operations Co. LLC 5.625% 2/15/27 (c)	2,000,000	2,047,820
		118,334,160

TOTAL NONCONVERTIBLE BONDS		1,736,876,938

TOTAL CORPORATE BONDS
(Cost $1,780,108,153)		1,784,773,221
	Shares	Value

Common Stocks - 6.5%
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (a)(h)	32,168	178,211
Broadcasting - 0.0%
iHeartMedia, Inc. (h)	8,204	175,976
Chemicals - 0.0%
Corteva, Inc.	10,266	534,140
Energy - 4.4%
California Resources Corp.	233,262	9,617,392
California Resources Corp. warrants 10/27/24 (h)	20,004	244,049
Chesapeake Energy Corp. (i)	137,681	10,635,857
Chesapeake Energy Corp. (b)	2,990	230,978
Denbury, Inc. (h)	91,241	6,629,571
Denbury, Inc. warrants 9/18/25 (a)(h)	118,677	5,093,617
EP Energy Corp. (a)(h)	218,900	19,473,344
Forbes Energy Services Ltd. (a)(h)	72,087	7
Jonah Energy Parent LLC (a)(h)	425,801	23,572,343
Mesquite Energy, Inc. (a)(h)	214,437	12,310,810
Noble Finance Co. (c)	1,015	26,197
Noble Finance Co. (h)	6,653	171,714
Noble Finance Co.:
warrants 2/5/28 (h)	27,051	270,510
warrants 2/5/28 (h)	27,051	235,344
PureWest Energy (a)	2,832	33,999
PureWest Energy rights (a)(h)	1,707	0
Superior Energy Services, Inc. Class A (a)	15,005	384,137
Tidewater, Inc.:
warrants 11/14/42 (h)	23,695	385,846
warrants 11/14/42 (h)	8,251	134,358
Tribune Resources, Inc. (a)(h)	182,155	123,865
Tribune Resources, Inc. warrants 3/30/23 (a)(h)	51,925	1
Valaris Ltd. (h)(i)	72,187	2,940,898

TOTAL ENERGY		92,514,837

Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (a)(b)(h)	1,330,466	252,789
Food & Drug Retail - 0.8%
Northeast Grocery, Inc. (a)(b)	228,430	90,888
Southeastern Grocers, Inc. (a)(b)(h)	687,397	15,624,534

TOTAL FOOD & DRUG RETAIL		15,715,422

Gaming - 0.3%
Caesars Entertainment, Inc. (h)	57,808	4,866,856
Studio City International Holdings Ltd. (c)	25,434	127,913
Studio City International Holdings Ltd. ADR (h)	28,000	140,818

TOTAL GAMING		5,135,587

Services - 0.2%
United Rentals, Inc. (h)	11,400	3,666,468
Telecommunications - 0.3%
CUI Acquisition Corp. Class E (a)(h)	0	16,065
Frontier Communications Parent, Inc. (h)	77,463	2,134,106
Intelsat Emergence SA (a)	99,434	3,878,920
Intelsat Jackson Holdings SA:
Series A rights (a)	10,413	0
Series B rights (a)	10,413	0

TOTAL TELECOMMUNICATIONS		6,029,091

Utilities - 0.5%
NRG Energy, Inc.	60,111	2,274,600
Vistra Corp.	359,562	8,205,205

TOTAL UTILITIES		10,479,805

TOTAL COMMON STOCKS
(Cost $77,078,179)		134,682,326

Convertible Preferred Stocks - 0.3%
Utilities - 0.3%
PG&E Corp.
(Cost $6,993,013)	61,000	6,591,050
	Principal Amount	Value

Bank Loan Obligations - 2.9%
Banks & Thrifts - 0.1%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7238% 2/1/27 (d)(e)(j)	1,073,526	1,054,739
Broadcasting - 0.1%
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.75% 8/14/26 (d)(e)(j)	1,130,162	1,124,512
Building Materials - 0.1%
Hunter Douglas, Inc. term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/9/29 (e)(j)(k)	1,545,000	1,520,867
Chemicals - 0.3%
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (a)(d)(e)(j)	5,756,075	5,640,954
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.964% 5/7/25 (d)(e)(j)	525,925	496,999
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1872% 10/1/25 (d)(e)(j)	657,589	648,876

TOTAL CHEMICALS		6,786,829

Consumer Products - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (d)(e)(j)	930,325	863,137
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 15.5% 5/8/26 (a)(d)(e)(j)	1,311,652	1,311,652

TOTAL CONSUMER PRODUCTS		2,174,789

Diversified Financial Services - 0.1%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (a)(d)(j)	2,733,751	2,733,751
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4884% 3/1/25 (d)(e)(j)	252,962	250,875

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,984,626

Energy - 0.2%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9586% 11/3/25 (d)(e)(j)	1,159,724	1,155,131
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (d)(e)(j)	1,236,590	1,233,053
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (d)(e)(j)	298,138	293,442
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.18% 3/1/26 (d)(e)(j)	3,006,931	2,477,711
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (a)(e)(f)(j)	3,964,252	0
term loan 3 month U.S. LIBOR + 0.000% 0% (a)(e)(f)(j)	1,710,000	0

TOTAL ENERGY		5,159,337

Gaming - 0.1%
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3697% 9/15/23 (d)(e)(j)	616,795	615,179
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (d)(e)(j)	1,048,125	1,043,209
Scientific Games Holdings LP term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/4/29 (e)(j)(k)	455,000	451,779

TOTAL GAMING		2,110,167

Healthcare - 0.1%
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/1/28 (d)(e)(j)	290,000	286,784
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (d)(e)(j)	1,135,000	1,125,069

TOTAL HEALTHCARE		1,411,853

Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.9738% 5/30/26 (d)(e)(j)	1,382,134	1,129,894
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (d)(e)(j)	215,000	212,717
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.355% 5/10/25 (d)(e)(j)	62,088	61,343
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 5/9/25 (d)(e)(j)	2,008,500	1,983,032
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2238% 5/16/24 (d)(e)(j)	440,450	436,182

TOTAL INSURANCE		2,693,274

Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/17/28 (d)(e)(j)	43,316	42,811
Railroad - 0.0%
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.75% 10/25/28 (a)(d)(e)(j)	915,000	910,425
Services - 0.5%
ABG Intermediate Holdings 2 LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.5% 12/20/29 (d)(e)(j)	165,000	165,206
Ascend Learning LLC 2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (d)(e)(j)	305,000	303,856
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (d)(e)(j)	4,035,000	4,000,138
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.355% 11/30/25 (d)(e)(j)	3,048,331	3,039,430
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (d)(e)(j)	2,230,000	2,200,742
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (d)(e)(j)	1,498,675	1,489,098

TOTAL SERVICES		11,198,470

Super Retail - 0.1%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (d)(e)(j)	2,649,528	2,633,631
Technology - 0.8%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 8/10/25 (d)(e)(j)	4,961,538	4,267,965
Athenahealth, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 1/27/29 (d)(e)(j)	2,727,681	2,699,722
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/27/29 (e)(j)(l)	462,319	457,580
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.7086% 4/30/25 (d)(e)(j)	1,586,700	1,561,916
Epicor Software Corp. 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 7/31/28 (d)(e)(j)	1,945,000	1,980,010
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9586% 5/4/26 (d)(e)(j)	698,913	693,265
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (d)(e)(j)	3,948,050	3,918,440
2LN, term loan 1 month U.S. LIBOR + 5.250% 5.75% 5/3/27 (d)(e)(j)	590,000	586,956
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 2/28/27 (d)(e)(j)	442,125	437,151

TOTAL TECHNOLOGY		16,603,005

Telecommunications - 0.1%
Altice France SA Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.5064% 8/14/26 (d)(e)(j)	1,064,250	1,053,033
TOTAL BANK LOAN OBLIGATIONS
(Cost $64,938,731)		60,592,262

Preferred Securities - 1.9%
Banks & Thrifts - 1.6%
Bank of America Corp.:
4.3% (d)(g)	2,610,000	2,528,571
6.1% (d)(g)	3,690,000	3,985,214
6.25% (d)(g)	2,310,000	2,477,970
Citigroup, Inc. 5.95% (d)(g)	11,215,000	11,380,609
JPMorgan Chase & Co. 6% (d)(g)	11,680,000	12,055,406
Wells Fargo & Co. 5.9% (d)(g)	1,955,000	1,993,746

TOTAL BANKS & THRIFTS		34,421,516

Energy - 0.1%
MPLX LP 6.875% (d)(g)	1,270,000	1,257,883
Summit Midstream Partners LP 9.5% (d)(g)	204,000	171,581

TOTAL ENERGY		1,429,464

Insurance - 0.2%
Alliant Holdings Intermediate LLC 9.75% (a)(g)	4,000,000	3,857,000
TOTAL PREFERRED SECURITIES
(Cost $40,096,844)		39,707,980
	Shares	Value

Fixed-Income Funds - 0.2%
Fidelity Direct Lending Fund, LP (a)(b)(m)
(Cost $5,131,346)	513,277	5,127,633

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)(h)
(Cost $11,217)	11,217	7,516

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.07% (n)	27,170,120	27,175,554
Fidelity Securities Lending Cash Central Fund 0.07% (n)(o)	12,454,955	12,456,200
TOTAL MONEY MARKET FUNDS
(Cost $39,631,754)		39,631,754
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $2,013,989,237)		2,071,113,742
NET OTHER ASSETS (LIABILITIES) - 0.7%		14,299,821
NET ASSETS - 100%		$2,085,413,563

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Level 3 security

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,624,783 or 2.1% of net assets.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,334,985,782 or 64.0% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Non-income producing

 (i) Security or a portion of the security is on loan at period end.

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) The coupon rate will be determined upon settlement of the loan after period end.

 (l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $462,319 and $456,397, respectively.

 (m) Affiliated Fund

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$28,315
Fidelity Direct Lending Fund, LP	12/9/21 - 2/28/22	$5,131,345
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	$1,687,240
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 1/18/22	$2,913,114
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$6,590,796
Northeast Grocery, Inc.	11/8/21	$90,888
Southeastern Grocers, Inc.	6/1/18 - 4/26/19	$5,072,958

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$101,214,485	$367,588,397	$441,627,328	$17,917	$--	$--	$27,175,554	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	--	18,892,730	6,436,530	617	--	--	12,456,200	0.0%
Total	$101,214,485	$386,481,127	$448,063,858	$18,534	$--	$--	$39,631,754

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Direct Lending Fund, LP	$--	$5,131,346	$--	$49,347	$--	$(3,713)	$5,127,633
Total	$--	$5,131,346	$--	$49,347	$--	$(3,713)	$5,127,633

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,457,856	$2,310,082	$--	$4,147,774
Consumer Discretionary	5,313,798	5,135,587	--	178,211
Consumer Staples	15,715,422	--	--	15,715,422
Energy	92,480,838	31,002,510	520,204	60,958,124
Industrials	3,666,468	3,666,468	--	--
Materials	534,140	534,140	--	--
Utilities	17,104,854	10,479,805	6,591,050	33,999
Corporate Bonds	1,784,773,221	--	1,759,483,489	25,289,732
Bank Loan Obligations	60,592,262	--	49,995,480	10,596,782
Preferred Securities	39,707,980	--	35,850,980	3,857,000
Fixed-Income Funds	5,127,633	--	--	5,127,633
Other	7,516	--	--	7,516
Money Market Funds	39,631,754	39,631,754	--	--
Total Investments in Securities:	$2,071,113,742	$92,760,346	$1,852,441,203	$125,912,193

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Energy
Beginning Balance	$47,227,878
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	9,058,039
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	4,672,207
Transfers out of Level 3	--
Ending Balance	$60,958,124
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2022	$9,058,039
Corporate Bonds
Beginning Balance	$15,036,742
Net Realized Gain (Loss) on Investment Securities	(3,431,383)
Net Unrealized Gain (Loss) on Investment Securities	12,042,380
Cost of Purchases	1,795,449
Proceeds of Sales	(5,540,463)
Amortization/Accretion	(136,145)
Transfers into Level 3	5,537,500
Transfers out of Level 3	(14,348)
Ending Balance	$25,289,732
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2022	$11,164,272
Other Investments in Securities
Beginning Balance	$33,272,800
Net Realized Gain (Loss) on Investment Securities	18,697
Net Unrealized Gain (Loss) on Investment Securities	(2,903,443)
Cost of Purchases	11,556,017
Proceeds of Sales	(2,297,509)
Amortization/Accretion	17,775
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$39,664,337
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2022	$(2,885,212)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.8%
Canada	4.0%
Netherlands	2.7%
Luxembourg	2.3%
Multi-National	1.4%
United Kingdom	1.2%
Others (Individually Less Than 1%)	6.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,536,232) — See accompanying schedule: Unaffiliated issuers (cost $1,969,226,137)	$2,026,354,355
Fidelity Central Funds (cost $39,631,754)	39,631,754
Other affiliated issuers (cost $5,131,346)	5,127,633
Total Investment in Securities (cost $2,013,989,237)		$2,071,113,742
Cash		16,575
Receivable for investments sold		1,657,468
Receivable for fund shares sold		1,822
Dividends receivable		54,082
Interest receivable		27,669,394
Distributions receivable from Fidelity Central Funds		2,060
Other receivables		1,198
Total assets		2,100,516,341
Liabilities
Payable for investments purchased	$2,453,457
Payable for fund shares redeemed	192,238
Other payables and accrued expenses	883
Collateral on securities loaned	12,456,200
Total liabilities		15,102,778
Net Assets		$2,085,413,563
Net Assets consist of:
Paid in capital		$2,029,712,047
Total accumulated earnings (loss)		55,701,516
Net Assets		$2,085,413,563
Net Asset Value, offering price and redemption price per share ($2,085,413,563 ÷ 18,712,998 shares)		$111.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends (including $49,347 earned from other affiliated issuers)		$1,552,901
Interest		56,848,521
Income from Fidelity Central Funds (including $617 from security lending)		18,534
Total income		58,419,956
Expenses
Custodian fees and expenses	$1,864
Independent directors' fees and expenses	4,063
Legal	95,280
Total expenses before reductions	101,207
Expense reductions	(274)
Total expenses after reductions		100,933
Net investment income (loss)		58,319,023
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,765,369
Total net realized gain (loss)		32,765,369
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(108,486,956)
Affiliated issuers	(3,713)
Total change in net unrealized appreciation (depreciation)		(108,490,669)
Net gain (loss)		(75,725,300)
Net increase (decrease) in net assets resulting from operations		$(17,406,277)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,319,023	$138,033,576
Net realized gain (loss)	32,765,369	8,306,687
Change in net unrealized appreciation (depreciation)	(108,490,669)	196,172,701
Net increase (decrease) in net assets resulting from operations	(17,406,277)	342,512,964
Distributions to shareholders	(59,271,719)	(134,064,264)
Affiliated share transactions
Proceeds from sales of shares	26,754,305	419,626,749
Reinvestment of distributions	59,143,359	133,259,818
Cost of shares redeemed	(358,212,199)	(1,016,564,138)
Net increase (decrease) in net assets resulting from share transactions	(272,314,535)	(463,677,571)
Total increase (decrease) in net assets	(348,992,531)	(255,228,871)
Net Assets
Beginning of period	2,434,406,094	2,689,634,965
End of period	$2,085,413,563	$2,434,406,094
Other Information
Shares
Sold	233,388	3,910,646
Issued in reinvestment of distributions	519,126	1,207,995
Redeemed	(3,114,486)	(9,398,838)
Net increase (decrease)	(2,361,972)	(4,280,197)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Central Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$115.51	$106.08	$111.37	$112.30	$113.78	$110.82
Income from Investment Operations
Net investment income (loss)A,B	2.948	6.202	6.432	7.276	7.336	7.352
Net realized and unrealized gain (loss)	(4.017)	9.246	(5.023)	(.267)	(1.497)	2.982
Total from investment operations	(1.069)	15.448	1.409	7.009	5.839	10.334
Distributions from net investment income	(3.001)	(6.018)	(6.685)	(7.089)	(7.240)	(7.374)
Distributions from net realized gain	–	–	(.014)	(.850)	(.079)	–
Total distributions	(3.001)	(6.018)	(6.699)	(7.939)	(7.319)	(7.374)
Net asset value, end of period	$111.44	$115.51	$106.08	$111.37	$112.30	$113.78
Total ReturnC,D	(.95)%	14.97%	1.45%	6.59%	5.29%	9.60%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.01%G	- %H	- %H	- %H	- %H	.01%
Expenses net of fee waivers, if any	.01%G	- %H	- %H	- %H	- %H	.01%
Expenses net of all reductions	.01%G	- %H	- %H	- %H	- %H	.01%
Net investment income (loss)	5.20%G	5.62%	6.06%	6.70%	6.49%	6.54%
Supplemental Data
Net assets, end of period (000 omitted)	$2,085,414	$2,434,406	$2,689,635	$2,600,771	$884,331	$885,301
Portfolio turnover rateI	31%G	37%	59%J	39%J,K	57%	46%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Investment in Fidelity Direct Lending Fund, LP.

The Fund invests in Fidelity Direct Lending Fund, LP, which is a limited partnership available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's limited partnership interest is not registered under the Securities Act of 1933, and is subject to substantial restrictions on transfer. The Fund has no redemption rights under the partnership agreement. There will be no trading market for the partnership interest, and the Fund most likely will hold its shares until Fidelity Direct Lending Fund, LP converts by operation of law to a Delaware corporation, trust, or other limited liability entity and (i) registers as a closed-end management investment company under the 1940 Act or (ii) elects to be treated as a business development company under the 1940 Act.

Based on its investment objective, Fidelity Direct Lending Fund, LP may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Direct Lending Fund, LP and thus a decline in the value of the Fund. The Fidelity Direct Lending Fund, LP intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.

The Schedule of Investments lists Fidelity Direct Lending Fund, LP as an investment as of period end, but does not include the underlying holdings of Fidelity Direct Lending Fund, LP. Fidelity Direct Lending Fund, LP represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Direct Lending Fund, LP, which commenced operations on December 8, 2021. The annual expense ratio for Fidelity Direct Lending Fund, LP is estimated to be a maximum of .20%.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies and is categorized as Level 3 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$75,939,906	Market comparable	Discount rate	5.0% - 30.0% / 6.8%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.2 - 5.0 / 3.4	Increase
			Discount for lack of marketability	10.0%	Decrease
			Book value multiple	1.0	Increase
			Enterprise value/Revenue (EV/S)	0.4	Increase
			Comparable sales - land ($/Acre)	$5,500.00	Increase
			Daily production multiple ($/Boe/d)	$22,500.00	Increase
		Recovery value	Recovery value	0.0% - 45228.2% / 45228.2%	Increase
		Market approach	Transaction price	$0.00 - $88.96 / $88.40	Increase
			Parity price	$0.40 - $25.60 / $20.19	Increase
		Discounted cash flow	Discount rate	7.0%	Decrease
			Weighted average cost of capital (WACC)	8.7%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Growth rate	1.5%	Increase
		Book value	Book value multiple	1.0	Increase
Corporate Bonds	$25,289,732	Market comparable	Discount rate	10.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.3	Increase
			Discount for lack of marketability	10.0%	Decrease
			Book value multiple	1.0	Increase
			Comparable sales - land ($/Acre)	$5,500.00	Increase
			Daily production multiple ($/Boe/d)	$22,500.00	Increase
		Recovery value	Recovery value	0.0%	Increase
		Indicative market price	Evaluated bid	$0.13 - $5.88 / $5.72	Increase
		Book value	Book value multiple	1.0	Increase
Preferred Securities	$3,857,000	Discounted cash flow	Discount rate	10.2%	Decrease
Bank Loan Obligations	$10,596,782	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
		Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$99.50	Increase
			Parity price	$100.00	Increase
		Indicative market price	Evaluated bid	$98.00	Increase
Fixed-Income Funds	$5,127,633	Market approach	Net asset value	$9.99	Increase
Other	$7,516	Recovery value	Recovery value	0.7%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$128,224,728
Gross unrealized depreciation	(70,816,016)
Net unrealized appreciation (depreciation)	$57,408,712
Tax cost	$2,013,705,030

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(34,050,988)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity High Income Central Fund	Fidelity Direct Lending Fund, LP	$21,868,654

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Central Fund	331,670,116	522,159,558

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity High Income Central Fund	$397

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity High Income Central Fund	–	1,962,661	1,216,028

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity High Income Central Fund	$73	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $274.

9. Other.

A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity High Income Central Fund	.0090%
Actual		$1,000.00	$990.50	$.04
Hypothetical-C		$1,000.00	$1,024.75	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

HICII-SANN-0422
1.861965.113

Fidelity® Specialized High Income Central Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of February 28, 2022

(by issuer, excluding cash equivalents)	% of fund's net assets
Sprint Capital Corp.	3.9
Occidental Petroleum Corp.	2.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.6
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	2.2
13.8

Top Five Market Sectors as of February 28, 2022

% of fund's net assets
Energy	14.6
Telecommunications	9.7
Healthcare	8.8
Utilities	8.7
Chemicals	6.0

Quality Diversification (% of fund's net assets)

As of February 28, 2022
BBB	6.9%
BB	66.8%
B	22.4%
CCC,CC,C	0.1%
Short-Term Investments and Net Other Assets	3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Nonconvertible Bonds	95.2%
Preferred Securities	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments - 12.2%

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 95.2%
	Principal Amount	Value
Aerospace - 3.6%
BWX Technologies, Inc. 4.125% 6/30/28 (a)	$995,000	$965,150
Howmet Aerospace, Inc. 6.75% 1/15/28	755,000	839,669
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	2,085,000	1,968,803
Moog, Inc. 4.25% 12/15/27 (a)	1,460,000	1,431,340
Rolls-Royce PLC 5.75% 10/15/27 (a)	1,270,000	1,308,392
TransDigm, Inc. 6.25% 3/15/26 (a)	5,853,000	6,021,274

TOTAL AEROSPACE		12,534,628

Air Transportation - 0.2%
United Airlines, Inc. 4.375% 4/15/26 (a)	670,000	668,285
Automotive & Auto Parts - 2.0%
Allison Transmission, Inc. 3.75% 1/30/31 (a)	1,270,000	1,179,513
Dana, Inc. 4.5% 2/15/32	365,000	342,644
Ford Motor Credit Co. LLC:
2.3% 2/10/25	360,000	349,240
2.9% 2/10/29	360,000	336,150
4% 11/13/30	1,710,000	1,696,320
4.687% 6/9/25	1,005,000	1,035,854
5.113% 5/3/29	650,000	685,224
5.125% 6/16/25	660,000	690,360
LCM Investments Holdings 4.875% 5/1/29 (a)	160,000	152,451
Thor Industries, Inc. 4% 10/15/29 (a)	475,000	433,438

TOTAL AUTOMOTIVE & AUTO PARTS		6,901,194

Banks & Thrifts - 0.4%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (a)	205,000	199,875
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (a)	1,360,000	1,273,477

TOTAL BANKS & THRIFTS		1,473,352

Broadcasting - 1.9%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)	650,000	266,500
Scripps Escrow II, Inc. 3.875% 1/15/29 (a)	465,000	435,770
Sirius XM Radio, Inc.:
3.875% 9/1/31 (a)	365,000	336,264
5% 8/1/27 (a)	1,160,000	1,175,701
5.5% 7/1/29 (a)	2,845,000	2,909,013
Tegna, Inc.:
4.625% 3/15/28	1,270,000	1,269,149
5% 9/15/29	240,000	239,340

TOTAL BROADCASTING		6,631,737

Building Materials - 1.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	1,880,000	1,894,025
Builders FirstSource, Inc. 4.25% 2/1/32 (a)	350,000	335,970
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (a)	1,485,000	1,405,968

TOTAL BUILDING MATERIALS		3,635,963

Cable/Satellite TV - 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (a)	200,000	187,388
4.5% 8/15/30 (a)	780,000	751,202
4.5% 5/1/32	2,370,000	2,251,500
4.5% 6/1/33 (a)	730,000	684,375
5% 2/1/28 (a)	4,214,000	4,239,684
CSC Holdings LLC:
3.375% 2/15/31 (a)	4,195,000	3,573,668
4.125% 12/1/30 (a)	1,065,000	956,285
5.375% 2/1/28 (a)	700,000	680,313
5.5% 4/15/27 (a)	1,961,000	1,956,098
VZ Secured Financing BV 5% 1/15/32 (a)	1,805,000	1,723,775

TOTAL CABLE/SATELLITE TV		17,004,288

Chemicals - 6.0%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	1,200,000	1,203,000
CF Industries Holdings, Inc.:
4.95% 6/1/43	9,000	9,752
5.15% 3/15/34	1,533,000	1,715,419
5.375% 3/15/44	531,000	598,256
Methanex Corp.:
5.125% 10/15/27	1,585,000	1,608,934
5.25% 12/15/29	130,000	131,300
5.65% 12/1/44	1,034,000	965,756
NOVA Chemicals Corp.:
5% 5/1/25 (a)	1,000,000	1,010,250
5.25% 6/1/27 (a)	1,960,000	1,964,900
Nufarm Australia Ltd. 5% 1/27/30 (a)	895,000	883,813
Olin Corp.:
5% 2/1/30	1,944,000	1,958,580
5.125% 9/15/27	2,525,000	2,556,563
SPCM SA 3.125% 3/15/27 (a)	360,000	340,888
The Chemours Co. LLC 5.375% 5/15/27	2,885,000	2,895,400
Valvoline, Inc. 4.25% 2/15/30 (a)	1,410,000	1,335,207
W.R. Grace Holding LLC:
4.875% 6/15/27 (a)	630,000	629,383
5.625% 10/1/24 (a)	1,246,000	1,270,721

TOTAL CHEMICALS		21,078,122

Consumer Products - 1.0%
Mattel, Inc. 3.75% 4/1/29 (a)	630,000	630,630
Newell Brands, Inc.:
5.875% 4/1/36	565,000	619,381
6% 4/1/46	1,735,000	1,939,609
Tempur Sealy International, Inc. 3.875% 10/15/31 (a)	375,000	336,883

TOTAL CONSUMER PRODUCTS		3,526,503

Containers - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (a)	55,000	53,213
Ball Corp. 3.125% 9/15/31	1,280,000	1,175,539
Graphic Packaging International, Inc. 3.75% 2/1/30 (a)	180,000	171,518
OI European Group BV 4.75% 2/15/30 (a)	370,000	354,271

TOTAL CONTAINERS		1,754,541

Diversified Financial Services - 5.6%
Coinbase Global, Inc.:
3.375% 10/1/28 (a)	905,000	824,582
3.625% 10/1/31 (a)	905,000	797,101
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	6,705,000	6,654,713
6.25% 5/15/26	2,549,000	2,571,215
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (a)	1,005,000	978,619
LPL Holdings, Inc. 4% 3/15/29 (a)	1,420,000	1,379,175
MSCI, Inc. 3.25% 8/15/33 (a)	285,000	269,624
OneMain Finance Corp.:
3.5% 1/15/27	2,475,000	2,341,350
3.875% 9/15/28	1,435,000	1,329,169
6.875% 3/15/25	1,585,000	1,691,346
7.125% 3/15/26	624,000	676,416

TOTAL DIVERSIFIED FINANCIAL SERVICES		19,513,310

Diversified Media - 0.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (a)	1,765,000	1,777,320
Energy - 14.6%
Apache Corp.:
4.25% 1/15/30	244,000	245,830
5.1% 9/1/40	686,000	686,069
5.25% 2/1/42	1,030,000	1,014,550
5.35% 7/1/49	170,000	169,231
Cheniere Energy Partners LP:
3.25% 1/31/32 (a)	365,000	343,100
4% 3/1/31	1,355,000	1,334,675
Cheniere Energy, Inc. 4.625% 10/15/28	1,233,000	1,259,707
CNX Midstream Partners LP 4.75% 4/15/30 (a)	150,000	144,938
Colgate Energy Partners III LLC 5.875% 7/1/29 (a)	190,000	195,563
Continental Resources, Inc. 5.75% 1/15/31 (a)	1,860,000	2,074,588
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	2,198,000	2,181,515
5.75% 4/1/25	3,871,000	3,895,194
6% 2/1/29 (a)	1,910,000	1,925,032
CVR Energy, Inc.:
5.25% 2/15/25 (a)	1,580,000	1,529,487
5.75% 2/15/28 (a)	175,000	164,938
DCP Midstream Operating LP:
5.6% 4/1/44	100,000	109,500
6.45% 11/3/36 (a)	435,000	526,066
8.125% 8/16/30	30,000	38,100
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (a)	905,000	937,299
6.625% 7/15/25 (a)	225,000	235,145
EnLink Midstream LLC 5.625% 1/15/28 (a)	220,000	222,200
EnLink Midstream Partners LP:
5.05% 4/1/45	290,000	239,789
5.45% 6/1/47	605,000	512,738
5.6% 4/1/44	1,018,000	867,845
EQM Midstream Partners LP:
4.75% 1/15/31 (a)	1,140,000	1,068,750
5.5% 7/15/28	905,000	888,493
6.5% 7/15/48	550,000	536,250
EQT Corp. 3.9% 10/1/27	1,654,000	1,671,690
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	1,130,000	1,154,109
5.625% 2/15/26 (a)	592,000	606,800
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (a)	380,000	387,349
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	365,000	348,575
Occidental Petroleum Corp.:
4.2% 3/15/48	645,000	603,075
4.3% 8/15/39	340,000	321,300
4.4% 4/15/46	995,000	945,230
4.4% 8/15/49	1,140,000	1,082,761
5.55% 3/15/26	1,660,000	1,784,002
6.125% 1/1/31	765,000	869,882
6.2% 3/15/40	330,000	367,219
6.45% 9/15/36	1,745,000	2,054,738
7.5% 5/1/31	330,000	400,125
7.875% 9/15/31	210,000	259,732
8.875% 7/15/30	715,000	924,495
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	2,335,000	2,358,350
Rockies Express Pipeline LLC:
4.8% 5/15/30 (a)	1,095,000	1,059,413
4.95% 7/15/29 (a)	570,000	551,475
6.875% 4/15/40 (a)	220,000	224,400
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,295,000	1,240,999
5.875% 3/15/28	215,000	218,763
6% 4/15/27	30,000	30,967
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (a)	265,000	252,744
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (a)	255,000	245,756
6% 3/1/27 (a)	1,111,000	1,111,000
6% 12/31/30 (a)	1,360,000	1,309,898
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.375% 2/1/27	332,000	341,545
5.5% 3/1/30	280,000	296,464
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (a)	445,000	435,633
3.875% 11/1/33 (a)	365,000	351,484
4.125% 8/15/31 (a)	430,000	425,700
Western Gas Partners LP:
4.55% 2/1/30	2,950,000	3,034,252
4.65% 7/1/26	122,000	126,410

TOTAL ENERGY		50,742,927

Environmental - 0.6%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	1,275,000	1,297,389
Stericycle, Inc. 3.875% 1/15/29 (a)	925,000	861,406

TOTAL ENVIRONMENTAL		2,158,795

Food & Drug Retail - 2.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (a)	3,770,000	3,506,100
4.625% 1/15/27 (a)	1,400,000	1,406,143
4.875% 2/15/30 (a)	700,000	701,750
Emergent BioSolutions, Inc. 3.875% 8/15/28 (a)	1,585,000	1,417,798
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (a)	165,000	153,038

TOTAL FOOD & DRUG RETAIL		7,184,829

Food/Beverage/Tobacco - 3.5%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	696,000	732,547
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	1,660,000	1,715,154
6.5% 4/15/29 (a)	3,994,000	4,238,633
Kraft Heinz Foods Co.:
3% 6/1/26	2,255,000	2,252,069
3.875% 5/15/27	1,165,000	1,206,299
U.S. Foods, Inc.:
4.625% 6/1/30 (a)	175,000	170,167
6.25% 4/15/25 (a)	1,660,000	1,716,938

TOTAL FOOD/BEVERAGE/TOBACCO		12,031,807

Gaming - 2.5%
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (a)	535,000	464,278
5.75% 7/21/28 (a)	805,000	727,519
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	2,592,000	2,644,436
4.625% 6/15/25 (a)	315,000	324,450
5.75% 2/1/27	664,000	718,780
MGM Resorts International 5.75% 6/15/25	620,000	642,475
VICI Properties, Inc.:
4.25% 12/1/26 (a)	725,000	732,250
4.625% 12/1/29 (a)	1,075,000	1,096,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (a)	1,330,000	1,348,866

TOTAL GAMING		8,699,554

Healthcare - 8.8%
180 Medical, Inc. 3.875% 10/15/29 (a)	200,000	192,000
Avantor Funding, Inc. 4.625% 7/15/28 (a)	1,215,000	1,233,225
Catalent Pharma Solutions 3.5% 4/1/30 (a)	1,625,000	1,512,713
Centene Corp.:
2.45% 7/15/28	70,000	65,929
2.5% 3/1/31	1,390,000	1,283,929
3.375% 2/15/30	2,000,000	1,918,940
4.25% 12/15/27	1,425,000	1,458,701
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (a)	265,000	254,718
4.25% 5/1/28 (a)	150,000	148,688
Community Health Systems, Inc. 5.25% 5/15/30 (a)	1,730,000	1,675,695
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	640,000	613,600
HCA Holdings, Inc.:
5.375% 2/1/25	1,600,000	1,694,416
5.375% 9/1/26	5,515,000	5,934,112
Hologic, Inc.:
3.25% 2/15/29 (a)	1,125,000	1,065,938
4.625% 2/1/28 (a)	170,000	175,525
IQVIA, Inc. 5% 5/15/27 (a)	630,000	644,446
Jazz Securities DAC 4.375% 1/15/29 (a)	305,000	302,090
Molina Healthcare, Inc. 3.875% 5/15/32 (a)	485,000	475,152
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (a)	775,000	762,298
5.125% 4/30/31 (a)	1,050,000	1,048,184
Teleflex, Inc. 4.25% 6/1/28 (a)	305,000	301,188
Tenet Healthcare Corp.:
4.625% 6/15/28 (a)	5,745,000	5,630,100
4.875% 1/1/26 (a)	690,000	694,692
5.125% 11/1/27 (a)	1,500,000	1,528,950

TOTAL HEALTHCARE		30,615,229

Homebuilders/Real Estate - 2.8%
Century Communities, Inc. 3.875% 8/15/29 (a)	430,000	398,679
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (a)	460,000	435,850
Howard Hughes Corp. 4.375% 2/1/31 (a)	675,000	636,188
Kennedy-Wilson, Inc. 4.75% 2/1/30	715,000	683,719
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	3,516,000	3,592,666
Ryan Specialty Group LLC 4.375% 2/1/30 (a)	530,000	509,887
Service Properties Trust:
3.95% 1/15/28	85,000	73,738
4.375% 2/15/30	605,000	526,792
4.95% 2/15/27	1,245,000	1,157,850
4.95% 10/1/29	515,000	465,560
5.5% 12/15/27	480,000	469,800
TopBuild Corp. 4.125% 2/15/32 (a)	765,000	727,439

TOTAL HOMEBUILDERS/REAL ESTATE		9,678,168

Hotels - 1.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (a)	1,130,000	1,074,178
4% 5/1/31 (a)	3,185,000	3,113,067
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	426,000	435,053
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (a)	592,000	583,120

TOTAL HOTELS		5,205,418

Leisure - 1.1%
Carnival Corp. 10.5% 2/1/26 (a)	2,290,000	2,570,525
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (a)	325,000	319,267
9.125% 6/15/23 (a)	265,000	276,594
11.5% 6/1/25 (a)	675,000	743,344

TOTAL LEISURE		3,909,730

Metals/Mining - 0.0%
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	20,000	20,000
Howmet Aerospace, Inc. 5.95% 2/1/37	55,000	60,850

TOTAL METALS/MINING		80,850

Paper - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (a)	290,000	275,245
Restaurants - 0.1%
Yum! Brands, Inc. 3.625% 3/15/31	470,000	439,182
Services - 5.3%
ADT Corp.:
4.125% 8/1/29 (a)	360,000	339,430
4.875% 7/15/32 (a)	355,000	331,038
Adtalem Global Education, Inc. 5.5% 3/1/28 (a)	375,000	335,411
AECOM 5.125% 3/15/27	2,030,000	2,080,750
Aramark Services, Inc. 5% 2/1/28 (a)	3,660,000	3,666,533
ASGN, Inc. 4.625% 5/15/28 (a)	3,400,000	3,357,500
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (a)	1,595,000	1,561,234
4% 7/1/29 (a)	140,000	138,141
Fair Isaac Corp. 4% 6/15/28 (a)	435,000	426,844
Gartner, Inc.:
3.625% 6/15/29 (a)	205,000	198,897
3.75% 10/1/30 (a)	530,000	515,584
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	800,000	809,900
Iron Mountain, Inc. 4.875% 9/15/29 (a)	1,270,000	1,228,725
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (a)	2,545,000	2,353,977
Service Corp. International 5.125% 6/1/29	695,000	712,375
TriNet Group, Inc. 3.5% 3/1/29 (a)	595,000	559,734

TOTAL SERVICES		18,616,073

Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	755,000	706,355
Super Retail - 1.4%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (a)	230,000	224,250
5% 2/15/32 (a)	250,000	242,673
Bath & Body Works, Inc. 6.625% 10/1/30 (a)	1,095,000	1,185,381
Gap, Inc. 3.875% 10/1/31 (a)	360,000	322,627
Hanesbrands, Inc. 4.875% 5/15/26 (a)	1,270,000	1,293,279
Levi Strauss & Co. 3.5% 3/1/31 (a)	525,000	489,284
The William Carter Co. 5.625% 3/15/27 (a)	1,154,000	1,175,638

TOTAL SUPER RETAIL		4,933,132

Technology - 4.3%
Block, Inc. 2.75% 6/1/26 (a)	360,000	349,200
CDK Global, Inc. 5.25% 5/15/29 (a)	2,398,000	2,457,950
Crowdstrike Holdings, Inc. 3% 2/15/29	610,000	571,875
Gartner, Inc. 4.5% 7/1/28 (a)	820,000	830,685
Match Group Holdings II LLC:
3.625% 10/1/31 (a)	575,000	536,188
4.125% 8/1/30 (a)	305,000	295,234
MicroStrategy, Inc. 6.125% 6/15/28 (a)	360,000	345,600
Nuance Communications, Inc. 5.625% 12/15/26	488,000	501,513
onsemi 3.875% 9/1/28 (a)	620,000	614,575
Open Text Corp.:
3.875% 2/15/28 (a)	2,760,000	2,672,370
3.875% 12/1/29 (a)	180,000	169,880
Roblox Corp. 3.875% 5/1/30 (a)	890,000	846,279
Sensata Technologies BV:
4% 4/15/29 (a)	1,115,000	1,070,400
5.625% 11/1/24 (a)	1,000,000	1,053,560
Sensata Technologies, Inc. 3.75% 2/15/31 (a)	1,335,000	1,241,550
TTM Technologies, Inc. 4% 3/1/29 (a)	460,000	424,350
Twilio, Inc. 3.875% 3/15/31	295,000	276,968
Viavi Solutions, Inc. 3.75% 10/1/29 (a)	725,000	687,162

TOTAL TECHNOLOGY		14,945,339

Telecommunications - 9.7%
Altice Financing SA 5% 1/15/28 (a)	460,000	414,492
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (a)	2,719,000	2,807,313
Level 3 Financing, Inc. 4.25% 7/1/28 (a)	3,815,000	3,522,733
Lumen Technologies, Inc.:
5.125% 12/15/26 (a)	2,440,000	2,270,091
5.625% 4/1/25	1,765,000	1,754,926
6.875% 1/15/28	80,000	77,125
Millicom International Cellular SA:
4.5% 4/27/31 (a)	200,000	186,200
5.125% 1/15/28 (a)	1,800,000	1,757,025
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,404,000	2,453,583
SBA Communications Corp. 3.875% 2/15/27	705,000	703,780
Sprint Capital Corp.:
6.875% 11/15/28	9,510,000	11,292,817
8.75% 3/15/32	1,720,000	2,386,500
Telecom Italia Capital SA:
6% 9/30/34	739,000	702,050
7.2% 7/18/36	3,400,000	3,451,000

TOTAL TELECOMMUNICATIONS		33,779,635

Textiles/Apparel - 0.1%
Foot Locker, Inc. 4% 10/1/29 (a)	190,000	172,900
Kontoor Brands, Inc. 4.125% 11/15/29 (a)	125,000	117,813

TOTAL TEXTILES/APPAREL		290,713

Transportation Ex Air/Rail - 0.2%
Seaspan Corp. 5.5% 8/1/29 (a)	360,000	342,900
XPO Logistics, Inc. 6.25% 5/1/25 (a)	370,000	383,734

TOTAL TRANSPORTATION EX AIR/RAIL		726,634

Utilities - 8.7%
Clearway Energy Operating LLC:
3.75% 2/15/31 (a)	1,355,000	1,260,617
4.75% 3/15/28 (a)	290,000	291,492
DCP Midstream Operating LP:
5.125% 5/15/29	3,305,000	3,478,513
5.625% 7/15/27	1,285,000	1,380,090
InterGen NV 7% 6/30/23 (a)	1,496,000	1,464,958
NextEra Energy Partners LP 4.25% 9/15/24 (a)	146,000	147,095
NRG Energy, Inc.:
3.625% 2/15/31 (a)	1,710,000	1,572,191
5.25% 6/15/29 (a)	1,251,000	1,276,020
5.75% 1/15/28	1,319,000	1,348,651
6.625% 1/15/27	339,000	350,353
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	2,634,532	2,772,845
PG&E Corp.:
5% 7/1/28	5,555,000	5,499,450
5.25% 7/1/30	2,395,000	2,379,025
TerraForm Power Operating LLC 5% 1/31/28 (a)	624,000	625,560
Vertiv Group Corp. 4.125% 11/15/28 (a)	895,000	821,163
Vistra Operations Co. LLC:
5% 7/31/27 (a)	2,705,000	2,725,085
5.5% 9/1/26 (a)	2,052,000	2,087,736
5.625% 2/15/27 (a)	960,000	982,954

TOTAL UTILITIES		30,463,798

TOTAL NONCONVERTIBLE BONDS
(Cost $335,964,104)		331,982,656

Bank Loan Obligations - 0.0%
Services - 0.0%
ABG Intermediate Holdings 2 LLC:
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (b)(c)(d)	15,522	15,367
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (b)(c)(d)	98,955	97,966
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (b)(c)(d)	15,522	15,367

TOTAL SERVICES		128,700

TOTAL BANK LOAN OBLIGATIONS
(Cost $129,051)		128,700

Preferred Securities - 1.0%
Banks & Thrifts - 1.0%
Ally Financial, Inc. 4.7% (Cost $3,800,000)(e)(f)	3,800,000	3,631,748
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.07% (g)
(Cost $13,491,422)	13,490,662	13,493,360
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $353,384,577)		349,236,464
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(301,166)
NET ASSETS - 100%		$348,935,298

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $195,057,476 or 55.9% of net assets.

 (b) The coupon rate will be determined upon settlement of the loan after period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$24,916,243	$27,290,138	$38,713,021	$7,374	$--	$--	$13,493,360	0.0%
Total	$24,916,243	$27,290,138	$38,713,021	$7,374	$--	$--	$13,493,360

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$331,982,656	$--	$331,982,656	$--
Bank Loan Obligations	128,700	--	128,700	--
Preferred Securities	3,631,748	--	3,631,748	--
Money Market Funds	13,493,360	13,493,360	--	--
Total Investments in Securities:	$349,236,464	$13,493,360	$335,743,104	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.8%
Canada	2.5%
Multi-National	2.2%
Luxembourg	1.9%
Netherlands	1.6%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $339,893,155)	$335,743,104
Fidelity Central Funds (cost $13,491,422)	13,493,360
Total Investment in Securities (cost $353,384,577)		$349,236,464
Interest receivable		4,403,933
Distributions receivable from Fidelity Central Funds		883
Total assets		353,641,280
Liabilities
Payable for investments purchased	$4,705,725
Other payables and accrued expenses	257
Total liabilities		4,705,982
Net Assets		$348,935,298
Net Assets consist of:
Paid in capital		$353,083,901
Total accumulated earnings (loss)		(4,148,603)
Net Assets		$348,935,298
Net Asset Value, offering price and redemption price per share ($348,935,298 ÷ 3,794,587 shares)		$91.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$89,300
Interest		7,525,224
Income from Fidelity Central Funds		7,374
Total income		7,621,898
Expenses
Custodian fees and expenses	$689
Independent directors' fees and expenses	626
Total expenses before reductions	1,315
Expense reductions	(46)
Total expenses after reductions		1,269
Net investment income (loss)		7,620,629
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	494,753
Total net realized gain (loss)		494,753
Change in net unrealized appreciation (depreciation) on investment securities		(21,097,112)
Net gain (loss)		(20,602,359)
Net increase (decrease) in net assets resulting from operations		$(12,981,730)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,620,629	$20,169,902
Net realized gain (loss)	494,753	16,514,516
Change in net unrealized appreciation (depreciation)	(21,097,112)	(8,540,200)
Net increase (decrease) in net assets resulting from operations	(12,981,730)	28,144,218
Distributions to shareholders	(19,904,921)	(24,179,309)
Affiliated share transactions
Proceeds from sales of shares	400,000	7,650,000
Reinvestment of distributions	19,904,922	24,179,308
Cost of shares redeemed	–	(205,326,776)
Net increase (decrease) in net assets resulting from share transactions	20,304,922	(173,497,468)
Total increase (decrease) in net assets	(12,581,729)	(169,532,559)
Net Assets
Beginning of period	361,517,027	531,049,586
End of period	$348,935,298	$361,517,027
Other Information
Shares
Sold	4,176	76,937
Issued in reinvestment of distributions	207,262	243,094
Redeemed	–	(2,047,003)
Net increase (decrease)	211,438	(1,726,972)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Specialized High Income Central Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$100.89	$100.01	$102.28	$99.83	$104.63	$103.06
Income from Investment Operations
Net investment income (loss)A,B	2.049	4.670	5.162	5.368	5.188	5.489
Net realized and unrealized gain (loss)	(5.511)	1.582	(1.042)	2.981	(2.758)	1.901
Total from investment operations	(3.462)	6.252	4.120	8.349	2.430	7.390
Distributions from net investment income	(2.048)	(4.623)	(5.093)	(5.335)	(5.217)	(5.531)
Distributions from net realized gain	(3.420)	(.749)	(1.297)	(.564)	(2.013)	(.289)
Total distributions	(5.468)	(5.372)	(6.390)	(5.899)	(7.230)	(5.820)
Net asset value, end of period	$91.96	$100.89	$100.01	$102.28	$99.83	$104.63
Total ReturnC,D	(3.58)%	6.46%	4.25%	8.73%	2.42%	7.39%
Ratios to Average Net AssetsB,E,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	4.30%H	4.67%	5.20%	5.42%	5.13%	5.31%
Supplemental Data
Net assets, end of period (000 omitted)	$348,935	$361,517	$531,050	$601,159	$719,197	$768,593
Portfolio turnover rateI	21%H	55%	54%	45%J	62%	51%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,668,717
Gross unrealized depreciation	(11,622,067)
Net unrealized appreciation (depreciation)	$(3,953,350)
Tax cost	$353,189,814

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Specialized High Income Central Fund	59,321,461	34,889,432

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $46.

7. Other.

A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Specialized High Income Central Fund	.0007%
Actual		$1,000.00	$964.20	$--C
Hypothetical-D		$1,000.00	$1,024.79	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount Represents less than $.005.

 D 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SHI-SANN-0422
1.820820.116

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2022